Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	7.06%	2.06%	3.71%
Class II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class II
Average Annual Return, Percent	6.70%	1.81%	3.45%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	(1.69%)	(1.96%)	0.15%
Bloomberg Global High Yield Index (Hedged)(USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global High Yield Index (Hedged)(USD)
Average Annual Return, Percent	10.71%	3.94%	5.23%
Bloomberg Global High Yield Index (Hedged)(USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global High Yield Index (Hedged)(USD)
Average Annual Return, Percent	10.71%	3.94%	5.23%